Pension Liabilities, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	3.90%
Actuarial gain	$ 80	$ 22	$ 105